Depreciation, Amortization and Impairment (Tables)	12 Months Ended
Mar. 31, 2026
Depreciation and amortisation expense [abstract]
Schedule of Depreciation, Amortization and Imapirment

	For the year ended March 31
Particulars	2024	2025	2026
Depreciation	7,436	9,110	9,795
Amortization	19,809	18,012	18,051
Impairment of intangible assets	22	-	—
Total	27,267	27,122	27,846